Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and due from banks	$ 29,976	$ 28,819
Cash and cash equivalents	130,610	239,217	96,220
Interest-earning deposits in other banks	100,634	210,398
Investment securities:
Held to maturity securities (fair value of $0 and $364 at June 30, 2014 and December 31, 2013 respectively)	0	365	549
Available for sale securities	1,724,702	1,145,771	1,474,414
Federal Home Loan Bank and other bank stock	56,328	36,187	30,149
Total investment securities	1,781,030	1,182,323	1,505,112
Loans held for sale	1,492
Loans:
New loans	2,306,337	1,770,711	729,673
Acquired loans (including Covered Loans of $326,523, $359,255 and $478,176 at June 30, 2014; December 31, 2013 and December 31, 2012 respectively)	957,315	488,073	631,641
Allowance for loan losses	(17,884)	(14,733)	(18,949)
Loans held in portfolio, net	3,245,768	2,244,051	1,342,365
FDIC Loss share indemnification asset	74,853	87,229	125,949
Due from Federal Deposit Insurance Corporation ("FDIC")	969	3,659	14,657
Premises and equipment, net	42,122	40,992
Other real estate owned ($29,840; $27,299 and $50,555 of foreclosed property covered by FDIC loss share, at June 30, 2014; December 31,2013 and December 31, 2012 respectively)	80,988	34,682	57,767
Goodwill and other intangible assets	89,466	39,369	40,895
Deferred tax assets, net	35,439	5,828	(1,382)
Bank owned life insurance	117,113	75,257	0
Other assets	41,858	20,763
Total assets	5,641,708	3,973,370	3,245,061
Transaction accounts:
Noninterest bearing	435,055	291,658	240,955
Interest bearing	2,090,290	1,336,679	842,764
Total transaction accounts	2,525,345	1,628,337	1,083,719
Time deposits	1,432,921	1,165,196	1,106,621
Total deposits	3,958,266	2,793,533	2,190,340
Total borrowings	855,300	435,866	271,642
Deferred tax liabilities, net			1,382
Investment securities purchased not yet settled	41,601		29,463
Other liabilities	47,093	27,857	24,060
Total liabilities	4,902,260	3,257,256	2,516,887
Commitments and contingencies (Note 16)
Stockholders' equity:
Additional paid-in capital	724,519	723,631	720,996
Retained earnings	25,466	12,772	(4,399)
Accumulated other comprehensive income (loss)	8,177	(1,575)	11,540
Treasury stock, at cost; 927,312 Class A and 192,132 Class B common shares at June 30, 2014 and December 31, 2013	(18,751)	(18,751)
Total stockholders' equity	739,448	716,114	728,174
Total liabilities and stockholders' equity	5,641,708	3,973,370	3,245,061
Scenario, Previously Reported [Member]
Loans:
Premises and equipment, net		40,941	40,238
Other assets		20,814	21,858
Class A [Member]
Stockholders' equity:
Common stock	29	29	29
Total stockholders' equity	29	29	29
Class B [Member]
Stockholders' equity:
Common stock	8	8	8
Total stockholders' equity	$ 8	$ 8	$ 8